Restructuring costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Restructuring programmes
Restructuring charges			$ 226	$ 187
Total restructuring charges	$ 123	$ 92	226	187
Cost of sales
Restructuring programmes
Restructuring charges	14	23	52	55
Research and development expense
Restructuring programmes
Restructuring charges	30	31	64	58
Selling, general and administrative costs
Restructuring programmes
Restructuring charges	$ 79	48	$ 110	84
Other operating income and expense
Restructuring programmes
Reversal of provisions for cost of restructuring		$ (10)		$ (10)